Document and Entity Information	Aug. 12, 2026
Cover [Abstract]
Entity Tax Identification Number	00-0000000
Entity Address, State or Province	BC
Amendment Flag	false
Entity Central Index Key	0001703057
Document Type	8-K
Document Period End Date	Aug. 12, 2026
Entity Registrant Name	AbCellera Biologics Inc.
Entity Incorporation State Country Code	A1
Entity File Number	001-39781
Entity Address, Address Line One	150 W 4th Avenue
Entity Address, City or Town	Vancouver
Entity Address, Postal Zip Code	V5Y 1G6
City Area Code	(604)
Local Phone Number	559-9005
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares
Trading Symbol	ABCL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false